Pensions and other benefits (Details 4) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Benefit obligation at December 31:
Discount rate	4.55%	5.20%	5.90%
Projected future salary increases	3.00%	3.00%	3.00%
Health care cost trend rate	8.00%	8.00%	8.50%
Benefit cost for year ended December 31:
Discount rate	5.20%	5.90%	7.00%
Expected rate of return on fund assets	7.75%	7.75%	7.75%
Projected future salary increases	3.00%	3.00%	3.00%
Health care cost trend rate	8.00%	8.50%	9.00%
Summary of Impact of one-percentage point change in assumed health care cost trend rates
Effect of one percentage point increase on the total of service and interest costs	(1)
Effect of one percentage point decrease on the total of service and interest costs	1
Effect of one percentage point increase on post-retirement benefit obligation	(9)
Effect of one percentage point decrease on post-retirement benefit obligation	9